abrdn Funds

abrdn Dynamic Dividend Fund

abrdn Emerging Markets ex-China Fund

abrdn Emerging Markets Fund

abrdn Global Infrastructure Fund

abrdn High Income Opportunities Fund

abrdn Infrastructure Debt Fund

abrdn Real Estate Fund

abrdn Short Duration High Yield Municipal Fund

abrdn U.S. Small Cap Equity Fund

abrdn U.S. Sustainable Leaders Fund

abrdn Ultra Short Municipal Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2026 to the Funds’ Statement of Additional Information dated
February 28, 2026, as supplemented to date (the “SAI”)

Effective immediately, the paragraphs under the heading “Money Market Instruments and Associated Regulatory Risk” in the “Additional Information on Portfolio Instruments and Investment Policies” section on pages 46 and 47 of the SAI are replaced in their entirety by the following:

Money Market Instruments and Associated Regulatory Risk. Money market instruments may include the following types of instruments:

●	obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

●	obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

●	obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

●	asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;

●	repurchase agreements;

●	bank or savings and loan obligations;

●	certificates of deposit maturing in one year or less;

●	commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by a NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

●	bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which a Fund will look to the credit worthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to credit worthiness of the borrower;

●	high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by a NRSRO or, if not rated, deemed to be of comparable quality by the Adviser;

●	extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period; and

●	unrated short-term (maturing in 397 days or less) debt obligations that are determined by the Adviser to be of comparable quality to the securities described above.

The SEC adopted changes to the rules that govern SEC registered money market funds in July 2023. These changes include, among other things: (1) substantially increasing the required minimum levels of liquid assets a fund must hold; (2) allowing a money market fund’s board or its delegate to charge liquidity fees when it determines such fee would be in the best interests of the fund; (3) removing a fund’s ability to impose a temporary suspension of redemptions (except under extraordinary circumstances as part of a liquidation); (4) substantially increasing the required minimum levels of liquid assets a fund must hold; (5) allowing certain money market funds to engage in certain practices in order to maintain a stable NAV in a negative interest rate environment; and (6) enhancing reporting requirements for all money market funds. These changes may affect the performance, yield, and operating expenses of the Fund.

Please retain this Supplement for future reference.

abrdn Funds

abrdn Emerging Markets Dividend Active ETF

abrdn Focused U.S. Small Cap Active ETF

abrdn International Small Cap Active ETF

abrdn Ultra Short Municipal Income Active ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 13, 2026 to the Funds’ Statement of Additional Information dated
February 28, 2026, as supplemented to date (the “SAI”)

Effective immediately, the paragraphs under the heading “Money Market Instruments and Associated Regulatory Risk” in the “Additional Information on Portfolio Instruments and Investment Policies” section on page 36 of the SAI are replaced in their entirety by the following:

Money Market Instruments and Associated Regulatory Risk. Money market instruments may include the following types of instruments:

●	obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

●	obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

●	obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

●	asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;

●	repurchase agreements;

●	bank or savings and loan obligations;

●	certificates of deposit maturing in one year or less;

●	commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by a NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

●	bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which a Fund will look to the credit worthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to credit worthiness of the borrower;

●	high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by a NRSRO or, if not rated, deemed to be of comparable quality by the Adviser;

●	extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period; and

●	unrated short-term (maturing in 397 days or less) debt obligations that are determined by the Adviser to be of comparable quality to the securities described above.

The SEC adopted changes to the rules that govern SEC registered money market funds in July 2023. These changes include, among other things: (1) substantially increasing the required minimum levels of liquid assets a fund must hold; (2) allowing a money market fund’s board or its delegate to charge liquidity fees when it determines such fee would be in the best interests of the fund; (3) removing a fund’s ability to impose a temporary suspension of redemptions (except under extraordinary circumstances as part of a liquidation); (4) substantially increasing the required minimum levels of liquid assets a fund must hold; (5) allowing certain money market funds to engage in certain practices in order to maintain a stable NAV in a negative interest rate environment; and (6) enhancing reporting requirements for all money market funds. These changes may affect the performance, yield, and operating expenses of the Fund.

Please retain this Supplement for future reference.

abrdn Funds

abrdn EM SMA Completion Fund

(the “Fund”)

Supplement dated April 13, 2026 to the Fund’s Statement of Additional Information dated
February 28, 2026, as supplemented to date (the “SAI”)

Effective immediately, the paragraphs under the heading “Money Market Instruments and Associated Regulatory Risk” in the “Additional Information on Portfolio Instruments and Investment Policies” section on page 23 of the SAI are replaced in their entirety by the following:

Money Market Instruments and Associated Regulatory Risk. Money market instruments may include the following types of instruments:

●	obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

●	obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

●	obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

●	asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;

●	repurchase agreements;

●	bank or savings and loan obligations;

●	certificates of deposit maturing in one year or less;

●	commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by a NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

●	bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which a Fund will look to the credit worthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to credit worthiness of the borrower;

●	high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by a NRSRO or, if not rated, deemed to be of comparable quality by the Adviser;

●	extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period; and

●	unrated short-term (maturing in 397 days or less) debt obligations that are determined by the Adviser to be of comparable quality to the securities described above.

The SEC adopted changes to the rules that govern SEC registered money market funds in July 2023. These changes include, among other things: (1) substantially increasing the required minimum levels of liquid assets a fund must hold; (2) allowing a money market fund’s board or its delegate to charge liquidity fees when it determines such fee would be in the best interests of the fund; (3) removing a fund’s ability to impose a temporary suspension of redemptions (except under extraordinary circumstances as part of a liquidation); (4) substantially increasing the required minimum levels of liquid assets a fund must hold; (5) allowing certain money market funds to engage in certain practices in order to maintain a stable NAV in a negative interest rate environment; and (6) enhancing reporting requirements for all money market funds. These changes may affect the performance, yield, and operating expenses of the Fund.

Please retain this Supplement for future reference.